CHINA BRIGHT STAR HOLDINGS LIMITED - BALANCE SHEETS (USD $)	Sep. 30, 2011	Jun. 30, 2011
Cash and cash equivalents	$ 770	$ 20
Total current assets	770	20
Total Assets	770	20
Accounts payable	2,195	2,195
Notes payable	2,250
Total current liabilities	4,445	2,195
Common stock	6,000	6,000
Retained earnings	(9,675)	(8,175)
Total stockholders equity	(3,675)	(2,175)
TOTAL LIABILITIES AND EQUITY	$ 770	$ 20